Document and Entity Information	0 Months Ended
Feb. 20, 2013
Risk/Return:
Document Type	Other
Document Period End Date	Feb. 20, 2013
Registrant Name	PNC FUNDS
Central Index Key	0000778202
Amendment Flag	false
Document Creation Date	Feb. 20, 2013
Document Effective Date	Feb. 20, 2013
Prospectus Date	Sep. 28, 2012
PNC SMALL CAP FUND | PNC SMALL CAP FUND | CLASS A
Risk/Return:
Trading Symbol	PPCAX
PNC SMALL CAP FUND | PNC SMALL CAP FUND | CLASS C
Risk/Return:
Trading Symbol	PPCCX
PNC SMALL CAP FUND | PNC SMALL CAP FUND | CLASS I
Risk/Return:
Trading Symbol	PPCIX